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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORMABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Susquehanna Bank

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

X		Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

01/01/2014		12/31/2014
to

Date of Report (Date of earliest event reported)

Commission File Number of securitizer:

Central Index Key Number of securitizer:	0001548505

Julie M. Groff – (717) 625-6617
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Susquehanna Bank
(Securitizer)

2/10/15
Date
/s/ Michael W. Harrington
(Signature)*
Michael W. Harrington – CFO & Treasurer

*Print name and title of the signing officer under his signature.